Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit pension plan expense:
Current service cost	$ 3,016	$ 2,639
Net interest cost	534	800
Net defined benefit pension plan expense	$ 3,550	$ 3,439